Subsequent Events - Additional Information (Detail)														1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 11, 2017 USD ($) $ / shares shares	Oct. 06, 2017	Oct. 02, 2017 shares	Mar. 07, 2017 USD ($) shares	Mar. 06, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 27, 2017 USD ($) shares	Jan. 18, 2017 Fund shares	Jan. 12, 2017 shares	Jan. 10, 2017 shares	Jan. 04, 2017 shares	Dec. 22, 2016 USD ($)	Jul. 24, 2015 USD ($)	Dec. 31, 2017 shares	Sep. 30, 2016 shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2015 shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $				$ 10,000,000															$ 10,000,000	$ 70,000	$ 0	$ 1,434,194
Shares issued for financing (shares)				1,666,666
Number of funds | Fund								2
Stock-based compensation expense, discontinued operation | $																					$ 132,000	$ 211,000
Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $				$ 2,000,000	$ 2,000,000		$ 2,000,000
Number of newly issued				416,666			141,666											101,317
Maximum commitment under stock purchase agreement | $							$ 17,000,000						$ 10,000,000
Purchase agreement term							30 months						24 months
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion								120,200	120,200	120,200	120,200					60,000	180,000		546,200		200,000
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Converted preferred stock								601	601	601	601								2,731		1,000
Issuance of common stock on conversion of Convertible Preferred shares																					(1,000)
Essentialis, Inc. [Member]
Subsequent Event [Line Items]
Amount of financing needed | $												$ 8,000,000
Proceeds from issuance of common stock | $				$ 8,000,000	$ 8,000,000
Common stock shares issued in acquisition (shares)				3,783,388
Shares reserved for indemnification claims (shares)				182,676
Indemnification claims period				1 year
Contingent consideration potential additional shares issuable if milestones are reached (shares)				913,389
Maximum total common stock issuable in acquisition (in shares)				4,879,453
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)																					5,084
Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock on conversion of Convertible Preferred shares																					200,000
Settled Litigation [Member]
Subsequent Event [Line Items]
Payment to dismiss lawsuit | $						$ 175,000
Board Members [Member]
Subsequent Event [Line Items]
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)															5,084				58,589
Subsequent event [Member] | Unit Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of newly issued	8,141,116
Price per unit | $ / shares	$ 1.84
Gross Proceeds from issuance of units | $	$ 15,000,000
Subsequent event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion ratio		0.20
Subsequent event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Converted preferred stock														5,478
Subsequent event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion ratio		0.20
Subsequent event [Member] | Common Stock [Member] | Unit Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant to call common stock	0.74
Warrant exercise price | $ / shares	$ 2.00
Warrants, to purchase shares of common stock	6,024,425
Subsequent event [Member] | Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock on conversion of Convertible Preferred shares														1,095,600
Subsequent event [Member] | Board Members [Member]
Subsequent Event [Line Items]
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)			31,718
Earnout Payments [Member] | Essentialis, Inc. [Member]
Subsequent Event [Line Items]
Maximum potential cash earnout payments | $				$ 30,000,000